Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Leases
Schedule of Operating Lease and Finance Lease Costs

The components of operating and finance lease costs are as follows for the three months ended March 31:

	Three Months Ended March 31,
	2026	2025
Operating lease cost	$-	$-
Finance Lease Cost:
Amortization of assets	82,156	82,157
Interest on liabilities	34,514	41,764

Total lease cost	$116,670	$123,921

The components of operating and finance lease costs are as follows for the years ended December 31:

	2025	2024
Operating lease cost	$-	$-
Finance Lease Cost:
Amortization of assets	328,627	126,343
Interest on liabilities	156,320	66,454

Total lease cost	$484,947	$192,797

Schedule of Cash Flow Information Related To Leases

Supplemental cash flow information related to leases are as follows for the three months ended March 31:

	Three Months Ended March 31,
	2026	2025
Cash paid for amounts included in measurement of lease obligations:
Operating cash flows from operating leases	$-	$-
Operating cash flows from finance leases	34,514	41,764
Financing cash flows from finance leases	$94,098	$28,165

Supplemental cash flow information related to leases are as follows for the years ended December 31:

	2025	2024
Cash paid for amounts included in measurement of lease obligations:
Operating cash flows from operating leases	$-	$-
Operating cash flows from finance leases	156,320	66,454
Financing cash flows from finance leases	297,900	95,080

Schedule of Weighted Average Remaining Lease Term

The following table summarizes weighted average remaining lease term and discount rates as of March 31, 2026, and December 31, 2025:

	March 31, 2026	December 31, 2025
Weighted average remaining lease term (years)
Operating leases	N/A	N/A
Finance leases	3.76	4.00
Weighted average discount rate
Operating leases	N/A	N/A
Finance leases	8.4%	8.4%

The following table summarizes weighted average remaining lease term and discount rates as of December 31, 2025 and 2024:

	2025	2024
Weighted average remaining lease term (years)
Operating leases	n/a	n/a
Finance leases	4.00	5.00
Weighted average discount rate
Operating leases	n/a	n/a
Finance leases	8.4%	8.4%

Schedule of Future Maturities of Lease Liabilities

Future maturities of our lease liabilities are as follows as of March 31, 2026:

2026 remainder of year	$385,143
2027	513,525
2028	513,525
2029	513,524
Thereafter	-
Total Undiscounted Lease Obligations	1,925,717
Less: Imputed Interest	(250,705)

Present Value of Lease Obligations	$1,675,012

Future maturities of our lease liabilities are as follows as of December 31:

2026	$513,525
2027	513,525
2028	513,525
2029	513,524
Thereafter	-
Total Undiscounted Lease Obligations	2,054,099
Less: Imputed Interests	(284,989)

Present Value of Lease Obligations	$1,769,110